22. Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions And Balances
Schedule of trade and other payables

Details of trade and other payables at December 31 are as follows:

	2018	2017	2016
Accrued expenses	$2,692,583	$2,716,238	$2,789,476
Interest payables	1,230,443	1,061,346	796,175
Trade account payables	2,163,104	2,593,584	2,295,501
Other payables – social security payments	13,969	18,329	33,397
Total trade and other payables, current	$6,100,099	$6,389,497	$5,914,549
Other payables – social security payments	$1,940	$3,568	$63,143
Other payables – property taxes payments	–	16,029	17,212
Total trade and other payables, non-current	$1,940	$19,597	$80,355